Prepaid land use rights	12 Months Ended
Dec. 31, 2011
Prepaid land use rights
Prepaid land use rights
14.	Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 50 years.

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Cost	208,916	266,228
Less: accumulated amortization	(9,248)	(14,785)
Net book value	199,668	251,443

Current portion of prepaid land use rights (recorded in other current assets)	4,178	5,555
Non-current portion of prepaid land use rights	195,490	245,888
Total	199,668	251,443